INCOME TAXES (Narrative) (Details) $ in Thousands, $ in Millions		3 Months Ended	12 Months Ended
	Jan. 01, 2025	Mar. 31, 2021 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2016 MXN ($)	Jun. 30, 2016 USD ($)	Oct. 12, 2010 MXN ($)
Disclosure Of Income Tax [Line Items]
Percentage of Environmental Royalty Tax	1.00%		0.50%	0.50%
Royalty expense for Environmental Royalty Tax				$ 1,130	$ 1,026
Percentage of Special Mining Duty	8.50%		7.50%	7.50%
Minera Santa Cruz y Garibaldi SA de CV [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments								$ 122.9	$ 6,100	$ 238.0
Tax Assessments, taxes owed								41.8	2,100
Tax Assessments , inflationary charges								17.7	900
Tax Assessments , interest								40.4	2,000
Tax Assessments , penalties								23.0	$ 1,100
Tax Assessments interest and penalties								$ 122.9
Tax Assessments , increase in interest charges			$ 22.1	$ 1,091
Tax Assessments , increase in inflationary charges			33.1	1,631
Net assets				964
Allowance for transferring the shares and assets				964
Cubo [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments						$ 58.5	$ 2,900
Tax Assessments, taxes owed						24.1	1,200
Tax Assessments , inflationary charges						3.0	100
Tax Assessments , interest						10.4	500
Tax Assessments , penalties						$ 21.0	$ 1,100
Re-payment of value added taxes			14.7	700
Tax Assessments , increase in interest charges		$ 3,500	9.9	500
Tax Assessments , increase in inflationary charges			$ 1.6	100
Income tax receivable				$ 3,572